Post-retirement benefit plans - Schedule of of projected benefit obligations (Details) $ in Thousands	2 Months Ended
Dec. 31, 2021 USD ($)
Retirement Benefits [Abstract]
GECAS Transaction	$ 206,660
Service cost for benefits earned	1,258
Interest cost on benefit obligations	352
Actuarial gain	(7,789)
Benefits paid	(318)
Curtailment gain (a)	(7,951)
Exchange rate adjustment	(3,515)
Projected benefit obligation at end of period	$ 188,697